PowerShares Actively Managed Exchange-Traded Fund Trust

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

December 23, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Ladies and Gentlemen:

PowerShares Actively Managed Exchange-Traded Fund Trust

1933 Act Registration No. 333-147622

1940 Act Registration No. 811-22148

On behalf of PowerShares Actively Managed  Exchange-Traded Fund Trust, we are transmitting for electronic filing under the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing XBRL interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus, dated October 3, 2013, relating to the PowerShares China A-Share Portfolio, as supplemented December 3, 2013, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

The purpose of this filing is to submit the data in eXtensible Business Reporting Language format for the PowerShares China A-Share Portfolio.

Very truly yours,

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

/s/ Anna Paglia
Anna Paglia
Secretary